Operating Profit - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ 2.0	£ (110.0)	£ 37.0
Major restructuring costs	626.0	1,532.0	1,105.0
Audit fees	27.7	28.3	29.1
All other services	0.0	0.0	0.1
Audit Compliance In Connection With PCAOB Auditing Standards [Member]
Disclosure of Operating Profit [line items]
Audit fees	0.9
Reporting Accountant Work Performed In Connection With Consumer Healthcare Demerger [Member]
Disclosure of Operating Profit [line items]
All other services	2.4
Liquidation Or Disposal Of Interest In Associates [Member]
Disclosure of Operating Profit [line items]
Gain loss on disposal of interest in associates	10.0	0.0
Liquidation Or Disposal Of Overseas Subsidiary [member]
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	(35.0)	36.0	75.0
Other Auditors [member]
Disclosure of Operating Profit [line items]
Another audit fee of the company's subsidiaries	£ 0.0	£ 0.2	£ 0.8